Intangible assets	12 Months Ended
Dec. 31, 2025
Intangible Assets, Net (Excluding Goodwill) [Abstract]
INTANGIBLE ASSETS

NOTE 7 – INTANGIBLE ASSETS

Intangible assets as of December 31, 2025 and 2024 consisted of the following:

	2025	2024
Intangible assets
Cost	$77,123	$37,332
Accumulated amortization	(12,438)	(6,350)
Additions, at cost	2,670,247	36,556
Amortization current period	(56,486)	(5,566)
Intangible assets, net	$2,678,447	$61,972

The intangible assets include land use rights that the Company acquired during the 2025 fiscal year. The useful life of the land use rights is 50 years. After paying the full acquisition price, the Company secured the land use rights and pledged the property to apply for bank loans. The related bank loan is disclosed in Note 13 – Long-term Loans.

The rest intangible assets represent the ERAYAK trademark, the Company’s purchase of patents related to new technologies to produce inverters, and software purchased for internal use.

There were no disposals for the years ended December 31, 2025, 2024, and 2023.

Five succeeding years of amortization are as follows:

Year	Amortization	Net carrying value
2026	$67,659	$2,610,788
2027	67,659	2,543,129
2028	67,659	2,475,470
2029	67,659	2,407,811
2030	67,659	2,340,152